Distribution Date:	08/17/26	BANK 2023-BNK46
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2023-BNK46

Table of Contents				Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	6
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	7				trustadministrationgroup@computershare.com
Additional Information	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Bond / Collateral Reconciliation - Cash Flows	9	Master Servicer	Trimont LLC

Bond / Collateral Reconciliation - Balances	10		Attention: CMBS Servicing		commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	11-15
		NCB Master Servicer &	National Cooperative Bank, N.A.
Mortgage Loan Detail (Part 1)	16-17	Special Servicer

Mortgage Loan Detail (Part 2)	18-19		Tom Klump	(703) 302-8080	tklump@ncb.coop

Principal Prepayment Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
		Special Servicer	LNR Partners, LLC
Historical Detail	21
			Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Delinquency Loan Detail	22				lnr.cmbs.notices@lnrproperty.com
Collateral Stratification and Historical Detail	23		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States

Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association

Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	26
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Liquidated Loan Detail	27	Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	28		CMBS Notices		cmbs.notices@parkbridgefinancial.com

Interest Shortfall Detail - Collateral Level	29		600 Third Avenue, 40th Floor | New York, NY 10016 | United States

Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541DBA1	6.008000%	3,674,000.00	1,827,399.88	81,231.95	9,149.18	0.00	0.00	90,381.13	1,746,167.93	30.08%	30.00%
A-2-1	06541DBB9	6.950984%	123,630,000.00	123,630,000.00	0.00	716,125.17	0.00	0.00	716,125.17	123,630,000.00	30.08%	30.00%
A-2-2	06541DAA2	6.950984%	75,000,000.00	75,000,000.00	0.00	434,436.52	0.00	0.00	434,436.52	75,000,000.00	30.08%	30.00%
A-SB	06541DCF9	6.010000%	6,426,000.00	6,426,000.00	0.00	32,183.55	0.00	0.00	32,183.55	6,426,000.00	30.08%	30.00%
A-4	06541DBH6	5.745000%	270,454,000.00	270,454,000.00	0.00	1,294,798.52	0.00	0.00	1,294,798.52	270,454,000.00	30.08%	30.00%
A-S	06541DBN3	6.385000%	86,424,000.00	86,424,000.00	0.00	459,847.70	0.00	0.00	459,847.70	86,424,000.00	17.42%	17.38%
B	06541DBT0	6.999984%	30,805,000.00	30,805,000.00	0.00	179,695.43	0.00	0.00	179,695.43	30,805,000.00	12.91%	12.88%
C	06541DBY9	6.999984%	21,392,000.00	21,392,000.00	0.00	124,786.39	0.00	0.00	124,786.39	21,392,000.00	9.78%	9.75%
D	06541DAL8	4.000000%	13,691,000.00	13,691,000.00	0.00	45,636.67	0.00	0.00	45,636.67	13,691,000.00	7.77%	7.75%
E	06541DAN4	4.000000%	6,846,000.00	6,846,000.00	0.00	22,820.00	0.00	0.00	22,820.00	6,846,000.00	6.77%	6.75%
F	06541DAQ7	5.071000%	13,691,000.00	13,691,000.00	0.00	57,855.88	0.00	0.00	57,855.88	13,691,000.00	4.76%	4.75%
G	06541DAS3	5.071000%	10,268,000.00	10,268,000.00	0.00	43,390.86	0.00	0.00	43,390.86	10,268,000.00	3.26%	3.25%
H*	06541DAU8	5.071000%	22,248,287.00	22,248,287.00	0.00	94,017.55	0.00	0.00	94,017.55	22,248,287.00	0.00%	0.00%
RR	BCC3BWR10	6.999984%	27,807,743.20	27,732,730.65	3,299.80	161,773.90	0.00	0.00	165,073.70	27,729,430.85	0.00%	0.00%
RR Interest	N/A	6.999984%	8,221,166.66	8,198,989.72	975.56	47,827.33	0.00	0.00	48,802.89	8,198,014.16	0.00%	0.00%
V	06541DCJ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541DCG7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			720,578,196.86	718,634,407.25	85,507.31	3,724,344.65	0.00	0.00	3,809,851.96	718,548,899.94

X-A	06541DCD4	0.748575%	479,184,000.00	477,337,399.88	0.00	297,769.01	0.00	0.00	297,769.01	477,256,167.93
X-B	06541DCE2	0.383415%	138,621,000.00	138,621,000.00	0.00	44,291.17	0.00	0.00	44,291.17	138,621,000.00
X-D	06541DAC8	2.999984%	20,537,000.00	20,537,000.00	0.00	51,342.23	0.00	0.00	51,342.23	20,537,000.00
X-F	06541DAE4	1.928984%	13,691,000.00	13,691,000.00	0.00	22,008.10	0.00	0.00	22,008.10	13,691,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06541DAG9	1.928984%	10,268,000.00	10,268,000.00	0.00	16,505.68	0.00	0.00	16,505.68	10,268,000.00
X-H	06541DAJ3	1.928984%	22,248,287.00	22,248,287.00	0.00	35,763.83	0.00	0.00	35,763.83	22,248,287.00
Notional SubTotal			684,549,287.00	682,702,686.88	0.00	467,680.02	0.00	0.00	467,680.02	682,621,454.93

Deal Distribution Total					85,507.31	4,192,024.67	0.00	0.00	4,277,531.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541DBA1	497.38701143	22.10994829	2.49025041	0.00000000	0.00000000	0.00000000	0.00000000	24.60019869	475.27706315
A-2-1	06541DBB9	1,000.00000000	0.00000000	5.79248702	0.00000000	0.00000000	0.00000000	0.00000000	5.79248702	1,000.00000000
A-2-2	06541DAA2	1,000.00000000	0.00000000	5.79248693	0.00000000	0.00000000	0.00000000	0.00000000	5.79248693	1,000.00000000
A-SB	06541DCF9	1,000.00000000	0.00000000	5.00833333	0.00000000	0.00000000	0.00000000	0.00000000	5.00833333	1,000.00000000
A-4	06541DBH6	1,000.00000000	0.00000000	4.78749998	0.00000000	0.00000000	0.00000000	0.00000000	4.78749998	1,000.00000000
A-S	06541DBN3	1,000.00000000	0.00000000	5.32083333	0.00000000	0.00000000	0.00000000	0.00000000	5.32083333	1,000.00000000
B	06541DBT0	1,000.00000000	0.00000000	5.83332024	0.00000000	0.00000000	0.00000000	0.00000000	5.83332024	1,000.00000000
C	06541DBY9	1,000.00000000	0.00000000	5.83332040	0.00000000	0.00000000	0.00000000	0.00000000	5.83332040	1,000.00000000
D	06541DAL8	1,000.00000000	0.00000000	3.33333358	0.00000000	0.00000000	0.00000000	0.00000000	3.33333358	1,000.00000000
E	06541DAN4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	06541DAQ7	1,000.00000000	0.00000000	4.22583303	0.00000000	0.00000000	0.00000000	0.00000000	4.22583303	1,000.00000000
G	06541DAS3	1,000.00000000	0.00000000	4.22583366	0.00000000	0.00000000	0.00000000	0.00000000	4.22583366	1,000.00000000
H	06541DAU8	1,000.00000000	0.00000000	4.22583321	0.00000000	0.01540658	0.00000000	0.00000000	4.22583321	1,000.00000000
RR	BCC3BWR10	997.30245819	0.11866479	5.81758465	0.00000000	0.00050669	0.00000000	0.00000000	5.93624944	997.18379340
RR Interest	N/A	997.30245829	0.11866442	5.81758429	0.00000000	0.00050358	0.00000000	0.00000000	5.93624871	997.18379386
V	06541DCJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541DCG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06541DCD4	996.14636524	0.00000000	0.62140850	0.00000000	0.00000000	0.00000000	0.00000000	0.62140850	995.97684382
X-B	06541DCE2	1,000.00000000	0.00000000	0.31951270	0.00000000	0.00000000	0.00000000	0.00000000	0.31951270	1,000.00000000
X-D	06541DAC8	1,000.00000000	0.00000000	2.49998685	0.00000000	0.00000000	0.00000000	0.00000000	2.49998685	1,000.00000000
X-F	06541DAE4	1,000.00000000	0.00000000	1.60748667	0.00000000	0.00000000	0.00000000	0.00000000	1.60748667	1,000.00000000
X-G	06541DAG9	1,000.00000000	0.00000000	1.60748734	0.00000000	0.00000000	0.00000000	0.00000000	1.60748734	1,000.00000000
X-H	06541DAJ3	1,000.00000000	0.00000000	1.60748690	0.00000000	0.00000000	0.00000000	0.00000000	1.60748690	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	9,149.18	0.00	9,149.18	0.00	0.00	0.00	9,149.18	0.00
A-2-1	07/01/26 - 07/30/26	30	0.00	716,125.17	0.00	716,125.17	0.00	0.00	0.00	716,125.17	0.00
A-2-2	07/01/26 - 07/30/26	30	0.00	434,436.52	0.00	434,436.52	0.00	0.00	0.00	434,436.52	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	32,183.55	0.00	32,183.55	0.00	0.00	0.00	32,183.55	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,294,798.53	0.00	1,294,798.53	0.00	0.00	0.00	1,294,798.52	0.00
X-A	07/01/26 - 07/30/26	30	0.00	297,769.01	0.00	297,769.01	0.00	0.00	0.00	297,769.01	0.00
X-B	07/01/26 - 07/30/26	30	0.00	44,291.17	0.00	44,291.17	0.00	0.00	0.00	44,291.17	0.00
X-D	07/01/26 - 07/30/26	30	0.00	51,342.23	0.00	51,342.23	0.00	0.00	0.00	51,342.23	0.00
X-F	07/01/26 - 07/30/26	30	0.00	22,008.10	0.00	22,008.10	0.00	0.00	0.00	22,008.10	0.00
X-G	07/01/26 - 07/30/26	30	0.00	16,505.68	0.00	16,505.68	0.00	0.00	0.00	16,505.68	0.00
X-H	07/01/26 - 07/30/26	30	0.00	35,763.83	0.00	35,763.83	0.00	0.00	0.00	35,763.83	0.00
A-S	07/01/26 - 07/30/26	30	0.00	459,847.70	0.00	459,847.70	0.00	0.00	0.00	459,847.70	0.00
B	07/01/26 - 07/30/26	30	0.00	179,695.43	0.00	179,695.43	0.00	0.00	0.00	179,695.43	0.00
C	07/01/26 - 07/30/26	30	0.00	124,786.39	0.00	124,786.39	0.00	0.00	0.00	124,786.39	0.00
D	07/01/26 - 07/30/26	30	0.00	45,636.67	0.00	45,636.67	0.00	0.00	0.00	45,636.67	0.00
E	07/01/26 - 07/30/26	30	0.00	22,820.00	0.00	22,820.00	0.00	0.00	0.00	22,820.00	0.00
F	07/01/26 - 07/30/26	30	0.00	57,855.88	0.00	57,855.88	0.00	0.00	0.00	57,855.88	0.00
G	07/01/26 - 07/30/26	30	0.00	43,390.86	0.00	43,390.86	0.00	0.00	0.00	43,390.86	0.00
H	07/01/26 - 07/30/26	30	341.33	94,017.55	0.00	94,017.55	0.00	0.00	0.00	94,017.55	342.77
RR	07/01/26 - 07/30/26	30	14.01	161,773.90	0.00	161,773.90	0.00	0.00	0.00	161,773.90	14.09
RR Interest	07/01/26 - 07/30/26	30	4.12	47,827.33	0.00	47,827.33	0.00	0.00	0.00	47,827.33	4.14
Totals			359.46	4,192,024.68	0.00	4,192,024.68	0.00	0.00	0.00	4,192,024.67	361.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	N/A	5.745000%	270,454,000.00	270,454,000.00	0.00	1,294,798.52	0.00	0.00	1,294,798.52	270,454,000.00
A-4-1	06541DBJ2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541DBK9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541DBL7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541DBM5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	6.385000%	86,424,000.00	86,424,000.00	0.00	459,847.70	0.00	0.00	459,847.70	86,424,000.00
A-S-1	06541DBP8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541DBQ6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541DBR4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541DBS2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	6.999984%	30,805,000.00	30,805,000.00	0.00	179,695.43	0.00	0.00	179,695.43	30,805,000.00
B-1	06541DBU7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541DBV5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541DBW3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541DBX1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	6.999984%	21,392,000.00	21,392,000.00	0.00	124,786.39	0.00	0.00	124,786.39	21,392,000.00
C-1	06541DBZ6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541DCA0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541DCB8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541DCC6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			409,075,000.00	409,075,000.00	0.00	2,059,128.04	0.00	0.00	2,059,128.04	409,075,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	06541DBJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06541DBK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06541DBP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06541DBQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06541DBU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06541DBV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06541DBZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06541DCA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06541DBL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06541DBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06541DBR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06541DBS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06541DBW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06541DBX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06541DCB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06541DCC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information

Total Available Distribution Amount (1)	4,277,531.98
Non-VRR Interest Available Funds	4,063,655.41
VRR Interest Available Funds	213,876.60
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,206,231.55	Master Servicing Fee	4,689.35
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,468.07
Interest Adjustments	0.00	Trustee Fee	391.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	309.41
ARD Interest	0.00	Operating Advisor Fee	1,132.45
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	216.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,206,231.55	Total Fees	14,206.87

Principal		Expenses/Reimbursements
Scheduled Principal	85,507.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	85,507.32	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,192,024.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	85,507.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,277,531.98
Total Funds Collected	4,291,738.87	Total Funds Distributed	4,291,738.85

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	718,634,407.57	718,634,407.57	Beginning Certificate Balance	718,634,407.25
(-) Scheduled Principal Collections	85,507.32	85,507.32	(-) Principal Distributions	85,507.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	718,548,900.25	718,548,900.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	718,634,407.57	718,634,407.57	Ending Certificate Balance	718,548,899.94
Ending Actual Collateral Balance	718,548,900.25	718,548,900.25

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.31)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	1	960,379.73	0.13%	80	6.1300	1.080000	1.50 or less	14	189,687,667.77	26.40%	60	6.9204	1.195967
1,000,001 to 5,000,000	9	27,809,999.94	3.87%	79	5.9821	1.548673	1.51 to 2.00	16	346,747,391.50	48.26%	63	6.8383	1.680551
5,000,001 to 15,000,000	12	128,872,174.31	17.94%	73	7.0663	1.898955	2.01 to 4.00	9	182,113,840.98	25.34%	70	6.5904	2.861621
15,000,001 to 30,000,000	8	196,573,012.93	27.36%	67	7.1099	1.577337	4.01 to 9.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	8	309,333,333.34	43.05%	54	6.7514	1.715349	9.01 to 9.11	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	1	55,000,000.00	7.65%	82	5.7300	3.658600	9.12 or greater	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	39	718,548,900.25	100.00%	64	6.7971	1.851965
Totals	39	718,548,900.25	100.00%	64	6.7971	1.851965
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	25,000,000.00	3.48%	83	6.7100	1.542400
							Industrial	2	55,825,000.00	7.77%	82	7.0768	1.870466
California	4	145,870,415.96	20.30%	82	6.6372	2.696289
							Lodging	4	122,059,105.12	16.99%	83	7.2809	2.084192
Florida	3	119,338,689.16	16.61%	64	7.1503	2.390220
							Mixed Use	3	93,650,000.00	13.03%	79	5.8458	1.673219
Georgia	1	33,000,000.00	4.59%	21	7.8700	1.611900
							Multi-Family	9	27,384,220.65	3.81%	77	5.8049	1.441441
Hawaii	1	26,137,614.41	3.64%	83	6.7280	1.717400
							Office	5	153,006,666.67	21.29%	27	7.1762	1.369911
Maryland	1	45,500,000.00	6.33%	84	6.6510	1.220800
							Retail	7	257,023,907.81	35.77%	66	6.7284	2.212369
Massachusetts	1	72,000,000.00	10.02%	78	5.5095	1.576900
							Self Storage	2	9,600,000.00	1.34%	83	6.9317	1.172583
New York	9	27,384,220.65	3.81%	77	5.8049	1.441441
							Totals	32	718,548,900.25	100.00%	64	6.7971	1.851965
Pennsylvania	3	66,666,666.67	9.28%	47	7.5173	1.589258

South Carolina	1	21,386,293.40	2.98%	83	6.9200	1.716700

Texas	3	22,425,000.00	3.12%	82	7.0851	1.435498

Virginia	2	39,840,000.00	5.54%	43	7.9550	1.374690

Washington	1	42,000,000.00	5.85%	19	5.5850	0.908600

Washington, DC	1	32,000,000.00	4.45%	23	7.5470	1.654400

Totals	32	718,548,900.25	100.00%	64	6.7971	1.851965

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.0000% or less	13	207,968,728.73	28.94%	67	5.6286	2.109520	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.0001% to 6.5000%	2	3,415,491.92	0.48%	81	6.0725	0.929049	13 months or greater	39	718,548,900.25	100.00%	64	6.7971	1.851965
	6.5001% to 7.0000%	11	224,212,596.97	31.20%	83	6.8201	1.797093	Totals	39	718,548,900.25	100.00%	64	6.7971	1.851965
	7.0001% to 7.5000%	4	78,475,000.00	10.92%	82	7.1762	1.800318
	7.5001% to 8.0000%	7	153,666,666.67	21.39%	27	7.6991	1.789500
	8.0001% to 8.1390%	1	26,340,000.00	3.67%	23	8.1390	1.322100
	8.1400% or greater	1	24,470,415.96	3.41%	84	8.2950	1.422900
	Totals	39	718,548,900.25	100.00%	64	6.7971	1.851965
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	8	208,506,666.67	29.02%	22	7.3355	1.573226	Interest Only	29	603,681,666.67	84.01%	61	6.7651	1.901689
	60 months or greater	31	510,042,233.58	70.98%	82	6.5771	1.965915	360 months or less	9	112,412,121.39	15.64%	82	6.9854	1.606385
	Totals	39	718,548,900.25	100.00%	64	6.7971	1.851965	361 months or greater	1	2,455,112.19	0.34%	81	6.0500	0.870000
								Totals	39	718,548,900.25	100.00%	64	6.7971	1.851965
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	98,433,333.33	13.70%	62	6.6650	2.062147			No outstanding loans in this group
	12 months or less	25	591,055,566.98	82.26%	64	6.8254	1.845295
	13 months to 24 months	7	29,059,999.94	4.04%	80	6.6703	1.275707
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	718,548,900.25	100.00%	64	6.7971	1.851965
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300802348	MU	Cambridge	MA	Actual/360	5.510%	213,493.12	0.00	0.00	02/10/33	02/10/38	--	45,000,000.00	45,000,000.00	08/10/26
1A	310961741				Actual/360	5.510%	128,095.88	0.00	0.00	02/10/33	02/10/38	--	27,000,000.00	27,000,000.00	08/10/26
2	327480002	RT	San Diego	CA	Actual/360	5.730%	271,379.17	0.00	0.00	N/A	06/01/33	--	55,000,000.00	55,000,000.00	08/01/26
2A	327480102				Actual/360	5.730%	24,670.83	0.00	0.00	N/A	06/01/33	--	5,000,000.00	5,000,000.00	08/01/26
2B	327480202				Actual/360	5.730%	49,341.67	0.00	0.00	N/A	06/01/33	--	10,000,000.00	10,000,000.00	08/01/26
3	327480003	LO	Miami Beach	FL	Actual/360	6.990%	210,670.83	0.00	0.00	N/A	06/01/33	--	35,000,000.00	35,000,000.00	08/01/26
3A	327480103				Actual/360	6.990%	66,812.75	0.00	0.00	N/A	06/01/33	--	11,100,000.00	11,100,000.00	08/01/26
3B	327480203				Actual/360	6.990%	84,268.33	0.00	0.00	N/A	06/01/33	--	14,000,000.00	14,000,000.00	08/01/26
4	310963817	RT	Largo	MD	Actual/360	6.651%	260,589.88	0.00	0.00	N/A	08/11/33	--	45,500,000.00	45,500,000.00	08/11/26
5	310964035	IN	Fremont	CA	Actual/360	7.040%	260,675.56	0.00	0.00	N/A	06/06/33	--	43,000,000.00	43,000,000.00	08/06/26
6	453121109	OF	Seattle	WA	Actual/360	5.585%	201,990.83	0.00	0.00	N/A	03/09/28	--	42,000,000.00	42,000,000.00	08/09/26
7	300802358	OF	Philadelphia	PA	Actual/360	7.787%	206,765.34	0.00	0.00	N/A	06/06/28	--	30,833,333.34	30,833,333.34	08/06/26
7A	300802375				Actual/360	7.787%	55,882.52	0.00	0.00	N/A	06/06/28	--	8,333,333.33	8,333,333.33	08/06/26
8	310964896	RT	Brandon	FL	Actual/360	7.620%	236,220.00	0.00	0.00	N/A	06/11/28	--	36,000,000.00	36,000,000.00	08/11/26
9	327480009	RT	Atlanta	GA	Actual/360	7.870%	67,769.44	0.00	0.00	N/A	05/01/28	--	10,000,000.00	10,000,000.00	08/01/26
9A	327480109				Actual/360	7.870%	155,869.72	0.00	0.00	N/A	05/01/28	--	23,000,000.00	23,000,000.00	08/01/26
10	327480010	OF	Washington	DC	Actual/360	7.547%	207,961.78	0.00	0.00	N/A	07/05/28	--	32,000,000.00	32,000,000.00	08/05/26
11	310964107	RT	Honolulu	HI	Actual/360	6.728%	151,563.92	23,162.90	0.00	N/A	07/01/33	--	26,160,777.31	26,137,614.41	08/01/26
12	327480012	OF	Sterling	VA	Actual/360	8.139%	184,606.08	0.00	0.00	N/A	07/01/28	--	26,340,000.00	26,340,000.00	08/01/26
13	231008871	RT	Nogales	AZ	Actual/360	6.710%	144,451.39	0.00	0.00	N/A	07/01/33	--	25,000,000.00	25,000,000.00	08/01/26
14	300802404	LO	San Diego	CA	Actual/360	8.295%	174,868.61	10,985.83	0.00	N/A	08/01/33	--	24,481,401.79	24,470,415.96	08/01/26
15	310964263	LO	Jacksonville	FL	Actual/360	6.837%	136,915.15	16,866.90	0.00	N/A	06/11/33	--	23,255,556.06	23,238,689.16	08/11/26
16	231008559	RT	Indian Land	SC	Actual/360	6.920%	127,520.22	13,706.60	0.00	N/A	07/01/33	--	21,400,000.00	21,386,293.40	08/01/26
17	327480017	LO	Moon Township	PA	Actual/360	7.490%	91,908.54	0.00	0.00	N/A	07/05/33	--	14,250,000.00	14,250,000.00	08/05/26
18	410963928	OF	Lorton	VA	Actual/360	7.596%	88,303.50	0.00	0.00	N/A	07/11/33	--	13,500,000.00	13,500,000.00	08/11/26
19	410961519	MU	New Hope	PA	Actual/360	6.748%	76,992.81	0.00	0.00	N/A	06/11/33	--	13,250,000.00	13,250,000.00	08/11/26
20	310964652	IN	La Porte	TX	Actual/360	7.200%	79,515.00	0.00	0.00	N/A	06/06/33	--	12,825,000.00	12,825,000.00	08/06/26
21	327480021	MU	San Jose	CA	Actual/360	7.305%	52,839.50	0.00	0.00	N/A	07/01/33	--	8,400,000.00	8,400,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	470135670	MF	Hartsdale	NY	Actual/360	5.690%	37,349.96	9,031.39	0.00	N/A	12/01/32	--	7,622,872.37	7,613,840.98	08/01/26
23	221007585	SS	Athens	TX	Actual/360	6.890%	33,225.11	0.00	0.00	N/A	07/01/33	--	5,600,000.00	5,600,000.00	08/01/26
24	470130120	MF	New York	NY	Actual/360	5.870%	24,176.89	5,384.02	0.00	N/A	02/01/33	--	4,783,030.77	4,777,646.75	08/01/26
25	231008990	SS	Kemp	TX	Actual/360	6.990%	24,076.67	0.00	0.00	N/A	07/01/33	--	4,000,000.00	4,000,000.00	08/01/26
26	470135400	MF	New York	NY	Actual/360	5.680%	15,896.11	0.00	0.00	N/A	12/01/32	--	3,250,000.00	3,250,000.00	08/01/26
27	470135420	MF	Forest Hills	NY	Actual/360	5.800%	14,983.33	0.00	0.00	N/A	12/01/32	--	3,000,000.00	3,000,000.00	08/01/26
28	470136600	MF	Elmhurst	NY	Actual/360	5.950%	12,787.74	2,717.09	0.00	N/A	04/01/33	--	2,495,844.95	2,493,127.86	08/01/26
29	470136330	MF	Brooklyn	NY	Actual/360	6.050%	12,795.91	1,046.67	0.00	N/A	05/01/33	--	2,456,158.86	2,455,112.19	08/01/26
30	470135190	MF	New York	NY	Actual/360	5.810%	7,504.58	0.00	0.00	N/A	12/01/32	--	1,500,000.00	1,500,000.00	08/01/26
31	470136130	MF	New York	NY	Actual/360	5.580%	6,418.11	1,601.35	0.00	N/A	02/01/33	--	1,335,714.49	1,334,113.14	08/01/26
32	470136810	MF	New York	NY	Actual/360	6.130%	5,074.77	1,004.57	0.00	N/A	04/01/33	--	961,384.30	960,379.73	08/01/26
Totals							4,206,231.55	85,507.32	0.00				718,634,407.57	718,548,900.25
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	46,986,745.00	11,574,647.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	85,895,121.00	97,347,226.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	28,853,703.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,028,805.67	1,006,593.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	24,459,836.00	6,189,640.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	19,919,184.63	3,034,018.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	24,842,074.00	7,799,816.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	22,060,254.84	11,554,181.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	25,013,753.00	6,017,230.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,681,975.00	5,368,936.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,747,099.19	1,801,732.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,811,115.00	726,814.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,766,421.76	1,410,758.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,394,375.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,225,820.56	3,317,384.48	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,330,974.83	1,376,405.42	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,164,376.00	411,382.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,533,291.00	388,583.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,994,792.13	891,787.96	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	10,857,763.36	2,747,281.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,497,984.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,151,577.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	484,071.26	118,847.82	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	347,876.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	361,399.20	81,882.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	325,303.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	222,851.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	286,302.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	144,965.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	63,635.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	122,186.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	78,989.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	325,654,620.10	163,165,151.11				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797141%	6.774287%	64
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797136%	6.774281%	65
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797136%	6.774278%	66
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797129%	6.774269%	67
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797129%	6.774267%	68
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797122%	6.774258%	69
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797136%	6.774269%	70
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797128%	6.774260%	71
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797121%	6.774251%	72
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797120%	6.774248%	73
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797113%	6.774239%	74
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.797112%	6.774236%	75
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

Note: Outstanding P & I Advances include the current period advance.

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		208,506,667	208,506,667		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		510,042,234	510,042,234		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	718,548,900	718,548,900	0	0	0	0
Jul-26	718,634,408	718,634,408	0	0	0	0
Jun-26	718,723,829	718,723,829	0	0	0	0
May-26	718,794,696	718,794,696	0	0	0	0
Apr-26	718,883,220	718,883,220	0	0	0	0
Mar-26	718,953,164	718,953,164	0	0	0	0
Feb-26	719,077,007	719,077,007	0	0	0	0
Jan-26	719,145,820	719,145,820	0	0	0	0
Dec-25	719,214,236	719,214,236	0	0	0	0
Nov-25	719,300,402	719,300,402	0	0	0	0
Oct-25	719,367,924	719,367,924	0	0	0	0
Sep-25	719,453,228	719,453,228	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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